                          Montgomery Variable Series:
                         International Small Cap Fund


                                 Annual Report
                               December 31, 1997


                          [OWL ARTWORK APPEARS HERE]
                               Invest wisely.(R)
                             THE MONTGOMERY FUNDS

Montgomery Variable Series: International Small Cap Fund
Portfolio Highlights
December 31, 1997
-------------------------------------------------------------------------------
Investment Review

Q: HOW DID THE MONTGOMERY VARIABLE SERIES: INTERNATIONAL SMALL CAP FUND PERFORM OVER THE LATTER HALF OF 1997?
A: It outperformed its benchmark, the unmanaged Salomon Smith Barney World Extended (ex-U.S.) Market Index, though both posted a loss. The Fund also outperformed the index over the full-year period, by a margin of over four percentage points.

Q:      WHAT FACTORS DROVE THAT PERFORMANCE?
A: The Asian crisis wreaked havoc on world markets in the late summer and fall, putting international small-cap shares under some pressure. Japanese equities fell steeper into their decline. We have kept the portfolio very light on Japan for several years, but the Fund still had about 18% of its assets there in mid-1997. That exposure worked against us. The Fund also had roughly 6% of its assets in China/Hong Kong, another volatile market during the second half.

        These Asian holdings were offset by some of the funds European stocks. One of its largest holdings at year-end, a U.K. transportation company called National Express Group PLC, performed well in the second half. This company has benefited from the United Kingdom's moves to deregulate its transportation system. That trend is occurring in other sectors and countries such as Germany, where another of our large holdings, Vossloh AG, is based. We have a very positive outlook for this firm, which manufactures rail equipment and electrical components; it may profit from deregulation and increased demand for cross-border transportation with the advent of the European Economic & Monetary Union (EMU).

Q: THERE'S BEEN A LOT OF TALK ABOUT THE "FLIGHT TO QUALITY" IN THE U.S. MARKET DURING THE SECOND HALF. DID THE SAME THING HAPPEN OVERSEAS?
A: Yes, but it might be more aptly called a "flight to blue chips." In Europe, investors favored export-oriented companies and financial services firms over cyclicals, and large-cap stocks over small. We do think investors were somewhat justified in being wary of cyclicals, as Asia's slowdown is likely to reduce demand for basic materials and other cycle-sensitive goods. We think investors were misguided in applying the same rationale to international small-caps, however (with the exception of those in Japan). Most European small companies have little or no exposure to Asia, but are instead much more domestically driven. As a result, they may benefit from potentially more-robust economic activity in many European countries this year, despite Asia's slowdown.

Portfolio Management
John D. Boich, CFA
 ...................Senior Portfolio Manager

Fund Performance
Average annual total returns for the period
                ended 12/31/97

        MONTGOMERY VARIABLE SERIES:
       INTERNATIONAL SMALL CAP FUND
Since inception (9/30/96) ...........  1.41%
One Year............................. -5.10%

         SALOMON SMITH BARNEY WORLD
       EXTENDED EX-U.S. MARKET INDEX
Since 9/30/96........................ -8.05%
One Year............................. -9.40%

Past performance is no guarantee of future results. Net asset value, investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

[PERFORMANCE CHART APPEARS HERE]

1 The Salomon Smith Barney World Equity Index is a comprehensive float-weighted equity index consisting of every company with an investable market capitalization of over $100 million in 21 countries. Within this index, the Extended ex-U.S. Market Index defines the small capitalization stock universe.

2 The Lipper International Small Cap Funds Average universe consists of 26 funds.

Montgomery Variable Series: International Small Cap Fund
Portfolio Highlights (continued)
December 31, 1997
--------------------------------------------------------------------------------

        In our view it's also mistaken to assume that a "flight to quality" necessarily means a flight from small-caps. We apply the same strategy to finding investments for this Fund as we use for the larger-cap international growth mutual fund we manage. Our strategy entails looking for companies that exhibit strength and stability through a clean balance sheet, a leading competitive position and capable management, among other qualities. In other words, we don't have to lower our standards to find attractive small-cap investments. Whatever the market segment, one of our goals is to find companies that we think will be able to thrive in a variety of economic environments.

Q: DID THE SECOND HALF'S VOLATILITY PROMPT YOU TO USE ANY SPECIAL INVESTMENT TACTICS?
A: No, but we did accelerate our research itinerary to better understand the risks and opportunities that the volatility might be creating. Our analysts traveled extensively in Asia and Europe during the Autumn. We also took advantage of market volatility to build positions in companies whose shares we thought had been oversold. With investors favoring large-caps over small-caps in the second half, there seemed to be a great deal of buying opportunities in the international small-cap universe. We put emphasis on companies that we think may be able to deliver consistent earnings-sometimes called "earnings visibility"-even in a less robust global economic environment.

Q:      WHAT DO YOU THINK 1998 MIGHT HOLD FOR INTERNATIONAL SMALL-CAP INVESTORS?
A: We think that global markets may remain volatile as investors and economists factor the potential impact of Asia's slowdown into their expectations for 1998. Prior to the crisis, we calculated that major economists were forecasting global economic growth of 2.93% in 1998. As of early 1998, our calculations showed that these economists had lowered their forecast to 2.66%. This largely reflects lower expectations for Japan and the emerging markets, but we think economists will also have to lower their forecasts for the United States and Europe in the coming months. Investors, in turn, may be disappointed by lower-than-expected corporate earnings once Asia's slowdown is fully factored into the equation. That said, "lower than expected" may not necessarily mean weak; it could simply mean moderate.

        We think that stock selection will be paramount in this climate. When the outlook is uncertain, investors often turn to companies that they believe will be able to achieve consistent earnings growth. That's a quality we've sought in our holdings since the Fund's inception. We seek out firms that we believe have strong, consistent earnings and cash-flow growth, top management teams, commanding market positions and attractive valuations. These companies may become market leaders in the coming years, and, as such, could provide excellent long-term growth potential.

Montgomery Variable Series: International Small Cap Fund
Portfolio Highlights (continued)
December 31, 1997

                              TOP FIVE COUNTRIES
                    (AS A PERCENTAGE OF TOTAL NET ASSETS):

                Japan.................................. 18.3%
                Great Britain.......................... 15.2
                Germany................................  8.4
                Sweden.................................  8.3
                Italy..................................  8.1

                              TOP TEN INDUSTRIES
                    (AS A PERCENTAGE OF TOTAL NET ASSETS):

                Retail Trade........................... 15.1%
                Software Systems....................... 10.6
                Heavy Construction.....................  7.3
                Food and Beverage......................  6.7
                Diversified Financial Services.........  4.5
                Computers and Office Equipment.........  4.3
                Electronics............................  3.9
                Transport Services.....................  3.5
                Insurance..............................  3.2
                Telephone/Wireless.....................  3.2

                               TOP TEN HOLDINGS
                    (AS A PERCENTAGE OF TOTAL NET ASSETS):

                National Express Group PLC.............  3.5%
                Assurances Banque Populaire............  3.2
                CN Selmer A.S..........................  3.1
                Azkoyen S.A............................  3.0
                Nissin Company Ltd.....................  3.0
                Vossloh AG.............................  2.9
                Otsuka Kagu Ltd........................  2.9
                Hemkopskedjan AB.......................  2.9
                Choice Hotels Scandinavia ASA..........  2.6
                Eidos PLC..............................  2.5

Montgomery Variable Series: International Small Cap Fund
Portfolio Investments (continued)
December 31, 1997
--------------------------------------------------------------------------------
Common Stocks-91.9%                                                     VALUE
        Shares                                                         (NOTE 1)
                AUSTRIA-2.0%
          460   Voest Alpine Eisenbahnsystem (Heavy Construction)      $40,423
                                                                       -------
                BELGIUM-0.6%
          600   Virgin Express Holdings PLC, Sponsored ADR+ (Airlines)  12,300
                                                                       -------
                CANADA-2.3%
        1,900   Cognos, Inc.+ (Software Systems)                        43,819
        5,000   InMedia Presentations, Inc. + (Software Systems)         4,461
                                                                       -------
                                                                        48,280
                                                                       -------

                CHINA/HONG KONG-6.6%
       94,000   Esprit Holdings Ltd. (Retail Trade)                     30,630
       83,000   Four Seas Mercantile Holdings Ltd. (Food and Beverage)  40,166
      104,000   Goldlion Holdings, Ltd., ORD  (Apparel and Textiles)    34,559
       16,500   Smartone Telecommunications (Telephone/Wireless)        31,833
                                                                       -------
                                                                       137,188
                                                                       -------
                FRANCE-4.8%
          600   Assurances Banque Populaire (Insurance)                 65,781
        1,100   Dassault Systemes S.A., ADR (Software Systems)          34,169
                                                                       -------
                                                                        99,950
                                                                       -------
                GERMANY-8.4%
        2,188   Eurobike AG+ (Retail Trade)                             39,041
        3,100   Rofin-Sinar Technologies Inc.+ (Machinery and Tools)    37,588
        1,700   Turbon International AG (Computers and Office
                 Equipment)                                             36,759
        1,080   Vossloh AG (Building Materials)                         60,334
                                                                       173,722
                                                                       -------
                GREAT BRITAIN-15.2%
       12,235   Avis Europe PLC (Retail Trade)                          34,763
        1,300   Dr. Solomon's Group PLC, ADR + (Software Systems)       41,600
        4,740   Eidos PLC+ (Computers and Office Equipment)             52,158
       87,200   Freepages Group PLC+ (Broadcasting/Advertising)         46,902
        5,379   Henlys Group PLC (Auto/Auto Parts)                      36,618
        5,220   London Forfaiting Company PLC+ (Diversified
                 Financial Services)                                    30,434
        6,388   National Express Group PLC (Transport Services)         71,918
                                                                       -------
                                                                       314,393

                ISRAEL-0.8%
          500   Tecnomatix Technologies Ltd.+ (Software Systems)        16,688
                                                                       -------

                ITALY-8.1%
        6,900   Editoriale L'Expresso SpA (Newspapers/Publishing)       33,154
        1,200   Gucci Group (Retail Trade)                              50,250
        1,800   Industrie Natuzzi SpA, Sponsored ADR (Retail Trade)     37,125
       12,700   Manuli Rubber Industries SpA+ (Rubber)                  47,239
                                                                       -------
                                                                       167,768
                                                                       -------

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
4

Montgomery Variable Series: International Small Cap Fund
Portfolio Investments (continued)
December 31, 1997

COMMON STOCKS (CONTINUED)                                               VALUE
       SHARES                                                         (NOTE 1)
                JAPAN-18.3%
        1,300   Fast Retailing Company Ltd. (Retail Trade)          $   20,812
        7,000   Fuso Lexel Inc. (Real Estate)                           39,946
        3,000   Justsystem Corporation+ (Software Systems)              37,917
        5,000   Laox (Retail Trade)                                     40,214
        3,750   Mirai Industry Company, Ltd. (Electronics)              41,651
        3,000   Nissin Company Ltd. (Diversified Financial Services)    62,045
        1,600   Otsuka Kagu Ltd. (Retail Trade)                         59,441
        7,100   Sawako Corporation (Heavy Construction)                 46,771
        4,000   Sugimoto & Company (Machinery and Tools)                28,035
                                                                     ---------
                                                                       376,832
                                                                     ---------
                NORWAY-5.8%
       16,000   Choice Hotels Scandinavia ASA+ (Lodging)                54,237
        6,700   CN Selmer A.S. (Heavy Construction).                    64,502
                                                                       118,739
                                                                     ---------

                POLAND-1.9%
        3,500   Prokom ADR**+ (Software Systems)                        39,288
                                                                     ---------

                PORTUGAL-1.7%
           32   Telecel-Comunicacoes Pessoais, S.A.+
                 (Telephone/Wireless)                                   34,095
                                                                     ---------
                SPAIN-4.9%
          592   Azkoyen S.A. (Consumer Services)                        62,561
        2,075   Baron de Ley, S.A.+ (Food and Beverage)                 39,226
                                                                     ---------
                                                                       101,787
                                                                     ---------
                SWEDEN-8.3%
        2,900   Allgon AB, Series B (Electronics)                       39,081
        4,800   Hemkopskedjan AB+ (Food and Beverage)                   59,245
        2,850   Munters AB+ (Environmental Services)                    24,588
        3,650   Nobel Biocare AB+ (Medical Products)                    47,809
                                                                     ---------
                                                                       170,723
                                                                     ---------
                SWITZERLAND-2.2%
          200   Fotolabo S.A. (Film Processing)                         44,470
                                                                     ---------
                TOTAL COMMON STOCKS (COST $2,269,054)                1,896,646
                                                                     ---------

RIGHTS-0.0%# (COST $612)

                FRANCE-0.0%#

          113   Assurances Banque Populaire, Expires 01/09/98+
                 (Insurance)                                               639
                                                                     ---------

                TOTAL SECURITIES (COST $2,269,666)                   1,897,285
                                                                     ---------

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

Montgomery Variable Series: International Small Cap Fund
Portfolio Investments (continued)
December 31, 1997

REPURCHASE AGREEMENT-8.1% (COST $167,000)                                        VALUE
PRINCIPAL AMOUNT                                                                (NOTE 1)
        $167,000        Agreement with Bear Stearns, Tri-Party, 6.850%
                        dated 12/31/97, to be repurchased at $167,064,
                        on 01/02/98, collateralized by $173,956 market
                        value of U.S. government securities, having
                        various maturities and various interest
                        rates                                                $  167,000
                                                                             ----------

TOTAL INVESTMENTS (COST $2,436,666*)                          100.0 %         2,064,285
OTHER ASSETS AND LIABILITIES (NET)                             (0.0)#              (853)
                                                              -----          ----------
NET ASSETS                                                    100.0 %        $2,063,432
                                                              =====          ==========

----------
*       Aggregate cost for federal tax purposes was $2,442,384.
** Illiquid Security or Special Situation Security (See Note 6 to Financial Statements).
+       Non-income-producing security.
#       Amount represents less than 0.1%.

ABBREVIATIONS:
ADR     American Depositary Receipts
ORD     Ordinary

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
6

Montgomery Variable Series: International Small Cap Fund
Statement of Assets and Liabilities
December 31, 1997


ASSETS:
Investments in securities, at value
 (Identified cost $2,436,666)(Note 1)
        Securities................................................    $1,897,285
        Repurchase agreements.....................................       167,000
                                                                      ----------
        Total investments.........................................     2,064,285
Cash..............................................................        11,283
Forward foreign currency exchange contracts:
        Net unrealized appreciation of forward foreign currency
         contracts (Note 3).......................................           148
Receivables:
        Investment securities sold................................        31,083
        Expenses absorbed by Manager (Note 2).....................         4,982
        Dividends.................................................         2,726
        Interest..................................................            32
Other Assets:
        Organization costs (Note 1)...............................         1,341
                                                                      ----------
Total Assets......................................................     2,115,880

LIABILITIES:
Payables:
        Legal and audit fees.........................   $32,632
        Investment securities purchased..............     5,284
        Organization cost............................     4,247
        Shares of beneficial interest redeemed.......     3,975
        Custodian fees...............................     2,791
        Trustees' fees and expenses (Note 2).........     1,369
        Other accrued liabilities and expenses.......     2,150
                                                        -------
Total Liabilities.................................................        52,448
                                                                      ----------

NET ASSETS........................................................    $2,063,432
                                                                      ==========
NET ASSETS consist of:
        Distribution in excess of net investment income...........    $   (2,945)
        Distributions in excess of realized gain on securities
         sold, forward foreign currency contracts and foreign
         currency transactions....................................      (222,961)
        Net unrealized depreciation of investments, forward
         foreign currency exchange contracts and foreign currency
         transactions.............................................      (372,491)
        Shares of beneficial interest.............................         2,489
        Additional paid-in capital................................     2,660,340
                                                                      ----------

NET ASSETS........................................................    $2,063,432
                                                                      ----------

Net Asset Value, offering and redemption price per share
 ($2,063,432 248,947 shares of beneficial interest outstanding)...    $     8.29
                                                                      ----------

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

Montgomery Variable Series: International Small Cap Fund
Statement of Operations
For the Year Ended December 31, 1997

INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $3,729).................                              $  37,460
Interest...............................................................                                 21,557
Total Investment Income................................................                                 59,017
EXPENSES:
Legal and audit fees...................................................      $  35,440
Management fee (Note 2)................................................         34,368
Custodian fees.........................................................         13,777
Trustees' fees and expenses (Note 2)...................................          4,828
Amortization of organization expenses (Note 1).........................            746
Other..................................................................          7,168
                                                                              --------
TOTAL EXPENSES.........................................................                                 96,327
Fees deferred and expenses absorbed by Manager (Note 2)................                                (96,327)
                                                                                                     ---------
NET EXPENSES...........................................................                                      0
                                                                                                     ---------
NET INVESTMENT INCOME..................................................                                 59,017
                                                                                                     ---------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS (NOTES 1 AND 3):
        Net realized gain/(loss) on:
        Security transactions..........................................                                 84,683
        Forward foreign currency exchange contracts....................                                (17,010)
        Foreign currency transactions..................................                                 (6,015)
                                                                                                     ---------
Net realized gain on investments during the year.......................                                 61,658
                                                                                                     ---------
Change in unrealized appreciation/(depreciation) of:
        Securities transactions........................................                               (421,837)
        Forward foreign currency exchange contracts....................                                    148
        Foreign currency transactions and net other assets.............                                   (284)
                                                                                                     ---------
Net unrealized depreciation of investments during the year.............                               (421,973)
                                                                                                     ---------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS........................                               (360,315)
                                                                                                     ---------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS...................                              $(301,298)
                                                                                                     ---------

Statement of Changes in Net Assets

                                                                        For the Year Ended      For the Period Ended
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:..................      12/31/97                12/31/96*
                                                                        ------------------      --------------------
   ....................................................................
Net investment income.................................................. $       59,017          $        5,449
Net realized gain on securities, forward foreign currency exchange
 contracts and foreign currency transactions during the period.........          61,658                 17,392
Net unrealized appreciation/(depreciation) of securities transactions, forward foreign currency exchange contracts, foreign currency
 transactions and net other assets during the period...................        (421,973)                49,482
                                                                             ----------             ----------
Net increase/(decrease) in net assets resulting from operations........        (301,298)                72,323

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income...............................         (40,393)                (4,977)
Distributions from net realized gain...................................        (325,197)                  (526)

BENEFICIAL INTEREST TRANSACTIONS:
Net increase from beneficial interest transactions (Note 4)............       1,623,638                 39,862
                                                                             ----------             ----------
Net increase in net assets.............................................         956,750                106,682

NET ASSETS:
Beginning of period....................................................       1,106,682              1,000,000
                                                                             ----------             ----------
End of period..........................................................      $2,063,432             $1,106,682
                                                                             ==========             ==========
Undistributed/(Distribution in excess of) net investment income........      $   (3,945)            $      472
                                                                             ==========             ==========

--------
* Montgomery Variable Series: International Small Cap Fund commenced operations on September 30, 1996.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
8

Montgomery Variable Series: International Small Cap Fund
Financial Highlights
Selected Per Share Data for the Year or Period Ended:

                                                                                             12/31/97        12/31/96*
                                                                                             --------        --------
Net asset value-beginning of period........................................................  $  10.67        $  10.00
                                                                                             --------        --------
Net investment income......................................................................      0.22            0.05
Net realized and unrealized gain/(loss) on investments.....................................     (0.78)           0.68
                                                                                             --------        --------
Net increase/(decrease) in net assets resulting from investment operations.................     (0.56)           0.73
                                                                                             --------        --------
Distributions to shareholders:
        Distributions from net investment income...........................................     (0.20)          (0.05)
        Distributions from net realized gains on investments...............................     (1.62)          (0.01)
                                                                                             --------        --------
        Total distributions................................................................     (1.82)          (0.06)
                                                                                             --------        --------
Net asset value-end of period..............................................................  $   8.29        $  10.67
                                                                                             --------        --------
Total return**.............................................................................     (5.10)%          7.23%
                                                                                             ========        ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).......................................................  $  2,063        $  1,107
Ratio of net investment income to average net assets.......................................      2.15%           2.03%+
Ratio of operating expenses to average net assets..........................................      0.00%           0.00%+
Portfolio turnover rate....................................................................       176%             12%
Average commission rate paid (a)...........................................................  $ 0.0139        $ 0.0059
Net investment loss before deferral of fees and absorption of
 expenses by Manager.......................................................................  $  (0.17)       $  (0.11)
Operating expense ratio before deferral of fees and absorption of
 expenses by Manager.......................................................................      3.50%           6.30%+

------------
* Montgomery Variable Series: International Small Cap Fund commenced operations on September 30, 1996.
**   Total return represents aggregate total return for the periods indicated.
+    Annualized.
(a) Average commission rate paid per share of securities purchased and sold by the Fund.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PAT OF THESE FINANCIAL STATEMENTS.

The Montgomery Funds III
Notes to Financial Statements

        The Montgomery Funds III (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company, and was organized as a Delaware business trust on August 24, 1994. As of December 31, 1997, the Trust had four series, the Montgomery Variable Series: Growth Fund, the Montgomery Variable Series: Emerging Markets Fund, the Montgomery Variable Series: International Small Cap Fund and the Montgomery Variable Series: Small Cap Opportunities Fund. The Montgomery Variable
        Series: Small Cap Opportunities Fund had not commenced operations as of December 31, 1997. Prior to the public offerings of shares of the Funds, a limited number of shares were sold to Montgomery Asset Management, LLC (or its predecessor). and/or affiliated persons of Montgomery Asset Management in private placement offerings. Otherwise, the Funds had no significant operations prior to February 2, 1996, the date on which the Montgomery Variable Series: Emerging Markets Fund commenced operations (i.e., commenced selling shares to the public). Information presented in these financial statements pertains to the Montgomery Variable Series:
        International Small Cap Fund (the Fund). The Montgomery Variable Series:
        Emerging Markets Fund and the Montgomery Variable Series: Growth Fund are presented under separate covers.

1.      SIGNIFICANT ACCOUNTING POLICIES:
        The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies.

        a.      PORTFOLIO VALUATION
                The Fund's securities are valued using current market valuations: either the last reported sales price or, lacking any reported sales, and in the case of fixed income securities, the mean between the closing bid and asked prices. The value of securities denominated in foreign currencies and traded on foreign exchanges or in foreign markets are translated into U.S. dollars at the last price of their respective currency denomination against U.S. dollars quoted by a major bank or, if no such quotation is available, at the rate of exchange determined in accordance with policies established in good faith by the Board of Trustees. Securities for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value by management as determined in good faith by or under the supervision of the Trust in accordance with methods which are authorized by the Trust's Board of Trustees.

                Short term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with maturities of 60 days or less are carried at amortized cost, which approximates market value.

        b.      DIVIDENDS AND DISTRIBUTIONS
                Dividends, if any, from net investment income of the Fund are declared and paid at least annually. Distributions of net realized capital gains (including net short-term capital gains) are distributed no less frequently than annually. Additional distributions of net investment income and capital gains for the Fund may be made in order to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gains. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund. Permanent differences incurred during the year ended December 31, 1997, resulting from differences in book and tax accounting have been reclassified at year end to reflect a decrease to undistributed investment income of $23,041, a decrease to paid-in capital of $671 and an increase to accumulated realized loss of $23,712.

        c.      FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
                The Fund may engage in forward foreign currency exchange contracts with off balance sheet risk in the normal course of investing activities in order to manage exposure to market risks. Forward foreign currency exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss.

                When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Forward foreign currency exchange contracts are used solely to establish a rate of exchange for settlement of transactions. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

The Montgomery Funds III
Notes to Financial Statements
(continued)

        d.      FOREIGN CURRENCY
                Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates on investments have been included in the unrealized appreciation/(depreciation) of securities. Net realized foreign currency gains and losses resulting from movement in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received and the portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date.

        e.      REPURCHASE AGREEMENTS
                The Fund may engage in repurchase agreement transactions individually or jointly through a joint repurchase account with other series of the Trust and affiliated registered investment companies pursuant to a joint repurchase agreement. Under the terms of a typical repurchase agreement, the Fund takes possession of a government debt obligation as collateral. The Fund also agrees with the counterparty to allow the counterparty to repurchase, and the Fund to resell the obligation at a specified date and price, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal at all times to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund's investment manager, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks. The Fund may also participate on an individual or joint basis in tri-party repurchase agreements which involve a counterparty and a custodian bank.

        f. SECURITIES TRANSACTIONS aND INVESTMENT INCOME SECURITIES transactions are recorded on a trade-date basis. Realized gain and loss from securities transactions are computed on the specific identified cost basis of the securities sold. Dividend income is recognized on the ex-dividend date and interest income, including, amortization of discount on short-term investments, is recognized on an accrual basis. Dividend income on foreign securities is recognized as soon as the Fund is informed of the ex-dividend date.

        g.      FEDERAL INCOME TAXES
                The Fund has elected and qualified and it is the intention of the Fund to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code), by complying with the applicable requi rements of the Code, and by making distributions of taxable income to shareholders sufficient to relieve the Fund from all or substantially all federal income taxes. Accordingly, no provision for federal income taxes is required.

        h.      ORGANIZATION COSTS
                Expenses incurred in connection with the organization of the Fund amounted to $4,247 and are amortized on a straight-line basis over a period of sixty months from commencement of operations.

        i.      EXPENSES
                General expenses of the Trust are allocated to the Fund based upon relative net assets. Operating expenses directly attributable to the Fund are charged to the Fund's operations.

2.      MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:
        a. Montgomery Asset Management, LLC is the Fund's Manager (the Manager). The Manager, a Delaware limited liability company, is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended (the Advisers Act). The Manager is a subsidiary of Commerzbank AG, one of the largest publicly held commercial banks in Germany.

The Montgomery Funds III
Notes to Financial Statements
(continued)

                Pursuant to the investment management agreement (Investment Management Agreement), the Manager provides the Fund with advice on buying and selling securities, manages the investments of the Fund including the placement of orders for portfolio transactions, furnishes the Fund with office space and certain administrative services, and provides the personnel needed by the Trust with respect to the Manager's responsibilities under such Agreement. As compensation, the Fund pays the Manager a monthly management fee (accrued daily) at the following annual rates based upon the average daily net assets of the Fund:

                        First $250 Million      Over $250 Million
                        ------------------      -----------------
                              1.25%                   1.00%

                The Manager has voluntarily agreed to reduce some or all of its management fee or absorb the Fund expenses if necessary to keep the Fund's annual operating expenses, exclusive of interest or taxes, at or below 1.50% of the average daily net assets of the Fund. Any reductions or absorptions made for the Fund by the Manager of its fees are subject to recovery within the following three years provided the Fund is able to affect such reimbursement and remain in compliance with applicable expense limitations. Any of the Manager's voluntary absorptions are also subject to recovery.

                For the year ended December 31, 1997, the Manager has deferred fees of $34,368 and absorbed expenses of $61,959.

                As of December 31, 1997, deferred management fees and absorbed expenses subject to recoupment are $113,258.

        b. Certain officers and Trustees of the Trust are, with respect to the Trust's Managers, affiliated persons as defined in the 1940 Act. Each Trustee who is not an affiliated person receives an annual retainer and quarterly meeting fees totalling $35,000 per annum, as well as reimbursement for expenses, for services as Trustee of all three Trusts advised by the Manager ($5,000 of which will be allocated to the Montgomery Funds III).

                MAM Securities LLC ("MAM Securities") serves as the Fund's transfer agent.

3.      SECURITIES TRANSACTIONS:

        a. The aggregate amount of purchases and sales of investment securities, other than short-term securities, for the year ended December 31, 1997, were $5,303,258 and $4,130,748, respectively.
        b. At December 31, 1997, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value for federal income tax purposes were $79,460 and $457,559, respectively.
        c. The schedule of forward foreign currency exchange contracts at December 31, 1997 was as follows:

                                                                                          NET UNREALIZED
                                                                                          APPRECIATION/
                                                      CONTRACT VALUE        VALUE        (DEPRECIATION)
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS TO BUY:        DATE            (NOTE 1)       OF CONTRACTS
(Contract Cost $1,345)
        10,430  Swedish Krona                           01/02/98           $1,314           $  (31)
                                                                           ======           ======
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS TO SELL:
(Contract Cost $13,924)
        24,727  German Mark                             01/02/98           $13,745          $ 179
                                                                           ======           ======

4.      TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:
        The Trust has authorized an unlimited number of shares of beneficial interest which have a par value of $0.01. Transactions in shares of beneficial interest for the periods indicated below were:

                                                        YEAR ENDED                           PERIOD ENDED
                                                     DECEMBER 31, 1997                     DECEMBER 31, 1996*
                                                   SHARES          AMOUNT              SHARES           AMOUNT
        Shares Sold                                456,763      $ 5,184,384             3,261           $35,367
        Issued as Reinvestment of Dividends         44,584      365,590 514             5,504
        Shares Redeemed                           (356,080)      (3,926,336)              (95)           (1,009)
                                                  --------      -----------             -----           -------
        Net Increase                               145,267       $1,623,638             3,680           $39,862
                                                  ========      ===========             =====           =======

---------
* Montgomery Variable Series: International Small Cap Fund commenced operations on September 30, 1996, with initial funding of $1,000,000 and 100,000 shares.

The Montgomery Funds III
Notes to Financial Statements
(continued)

5.      FOREIGN SECURITIES
        The Fund purchases securities in foreign countries. Securities of foreign companies and foreign governments involve special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies, less reliable information about issuers, differences in the clearance and settlement of securities transactions practices, and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those securities of comparable U.S. companies and the U.S. government.

6.      SPECIAL SITUATION SECURITIES:
        The Fund may not invest more than 15% of its net assets in illiquid securities. The security shown in the table below has been determined by the Manager to be illiquid because it is restricted or because there is an exceptionally low trading volume in the primary trading market for this security at December 31, 1997. This security is valued at market price:

                       ACQUISITION               12/31/97         VALUE                 % OF TOTAL
        SECURITY          DATE         SHARES  MARKET VALUE     PER SHARE       COST    NET ASSETS
        Prokom ADR      11/25/97        3,500     $39,288        $11.23       $37,135     1.90%

7.      CHANGE OF CONTROL OF MANAGER:
        On March 25, 1997, Montgomery Securities, the Manager and CAM Acquisition LLC (CAM), a newly organized subsidiary of Commerzbank Aktiengesellschaft, entered into an agreement providing for the transfer of substantially all the assets comprising the Manager's business to CAM. On June 23, 1997, the shareholders of the Fund approved a new Investment Management Agreement with CAM (renamed Montgomery Asset Management, LLC) that became effective upon the closing of the Manager's transaction with CAM. Such transaction was closed July 31, 1997.

8.      POST-OCTOBER LOSS
        Under current tax law, net capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. In the fiscal year ended December 31, 1997, the following Fund elected to defer losses occurring, between November 1, 1997 and December 31, 1997 under these rules as follows:

             Montgomery Variable Series: International Small Cap....... $221,009

        Such deferred losses will be treated as arising on the first day of the fiscal year ending December 31, 1998.

Report of Independent Accountants
To the Trustees and Shareholders of the Montgomery Variable Series:
International Small Cap Fund


In our opinion, the accompanying statement of assets and liabilities, including the portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Montgomery Variable Series:
International Small Cap (one of the portfolios constituting The Montgomery Funds III, and hereafter referred to as the "Fund") at December 31, 1997, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of investments at December 31, 1997 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where confirmations from brokers were not received, provides a reasonable basis for the opinion expressed above.

The financial statements of Montgomery Variable Series: International Small Cap Fund for the period from September 30, 1996 (commencement of operations) through December 31, 1996 were audited by other independent accountants whose report dated January 31, 1997 expressed an unqualified opinion on those statements.


PRICE WATERHOUSE LLP
SAN FRANCISCO, CA
FEBRUARY 11, 1998

The Montgomery Funds III

NOTE: RESULTS OF VOTING AT SPECIAL SHAREHOLDERS' MEETING (UNAUDITED)

        A special meeting of the Fund's shareholders was held on June 23, 1997. The results of votes taken among shareholders on proposals before them are listed below (may not total 100% because of rounding):

                PROPOSAL 1
                For the approval of the new Investment Management Agreement between the Fund and CAM Acquisition, LLC ("New Montgomery") pursuant to which New Montgomery will act as adviser with respect to the assets of the Fund, to become effective upon the closing of the transaction by which substantially all the assets of Montgomery Asset Management, L.P. will be acquired by New Montgomery, as subsidiary of Commerzbank AG.

                        VOTING RESULT   # OF SHARES VOTED    % OF SHARES VOTED
                        For                 205,518.100           98.968%
                        Against               2,143.270            1.032
                        Abstained                 0.000            0.000
                        TOTAL               207,661.370          100.000%

                PROPOSAL 2
                For the approval of authority for the Board of Trustees to approve any future conversion of each Fund to a feeder fund in a master/feeder fund structure.

                        VOTING RESULT   # OF SHARES VOTED    % OF SHARES VOTED
                        For                 206,589.740           99.484%
                        Against               1,071.630            0.516
                        Abstained                 0.000            0.000
                        TOTAL               207,661.370          100.000%

                PROPOSAL 3
                For the approval of certain changes to the fundamental investment restrictions of certain Funds, as described in the proxy statement.

                        VOTING RESULT   # OF SHARES VOTED    % OF SHARES VOTED
                        For                 187,300.360           90.195%
                        Against              20,361.010            9.805
                        Abstained                 0.000            0.000
                        TOTAL               207,661.370          100.000%